Loans and Leases (Loans Individually Evaluated for Impairment) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Allowance for Loan and Lease Losses Allocated
Indivdually Evaluated for Impairment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with allowance recorded	$ 6,012,053	$ 3,681,443
Allowance for Loan and Lease Losses Allocated	1,370,583	806,944
Commercial Portfolio Segment [Member] | Indivdually Evaluated for Impairment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with allowance recorded	2,192,266	197,803
Allowance for Loan and Lease Losses Allocated	527,940	85,561
Commercial and Multi-Family Real Estate [Member] | Indivdually Evaluated for Impairment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance		1,005,067
Recorded investment, with allowance recorded	3,819,787	2,478,573
Allowance for Loan and Lease Losses Allocated	$ 842,643	$ 721,383